Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (6,053,000)	$ (9,042,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	17,000	28,000
Stock-based compensation	486,000	421,000
Expense from restricted stock units	170,000	0
Accretion of discount and amortization of premiums on marketable securities	(3,000)	18,000
Amortization of deferred financing costs	444,000	0
Change in fair value of derivative warrant liabilities	(1,000)	0
Non-cash lease expense	100,000	100,000
Gain on disposals	(16,000)	0
Changes in current assets and liabilities:
Prepaid expenses and other current assets	495,000	(18,000)
Other assets	20,000	(100,000)
Accounts payable	(2,798,000)	(402,000)
Accrued expenses	(8,000)	251,000
Deferred revenue	491,000	507,000
Lease liabilities	(106,000)	(103,000)
Net cash used in operating activities	(6,762,000)	(8,340,000)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	0	(43,000)
Sales of property and equipment	150,000	0
Purchases of marketable securities	0	(8,937,000)
Sales of marketable securities	2,000,000	11,500,000
Net cash provided by investing activities	2,150,000	2,520,000
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash - Private offering	2,791,000	0
Payments of transaction costs	(251,000)	(122,000)
Proceeds from exercise of stock options	0	50,000
Net cash provided by (used in) financing activities	2,540,000	(72,000)
Net decrease in cash and cash equivalents	(2,072,000)	(5,892,000)
Cash and cash equivalents, beginning of period	14,802,000	23,443,000
Cash and cash equivalents, end of period	12,730,000	17,551,000
Supplemental disclosure of non-cash investing and financing activities:
Transaction costs in accounts payable and accrued liabilities at period end	$ 408,000	$ 1,204,000